EATON VANCE BUILD AMERICA BOND FUND Supplement to Statement of Additional Information dated March 1, 2011

1. The following replaces "Principal Officers who are not Trustees" under "Management and Organization":

Principal Officers who are not Trustees
Term of Office and
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President	Since 2011*	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
1957			Vance and BMR. Officer of 90 registered investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.	Vice President	Since 1995	Vice President of Eaton Vance and BMR. Officer of 74 registered investment companies managed
1959			by Eaton Vance or BMR.

JOHN R. BAUR	Vice President	Since 2008	Vice President of Eaton Vance and BMR. Officer of 36 registered investment companies managed
1970			by Eaton Vance or BMR.

MARIA C. CAPPELLANO	Vice President	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of 48 registered investment companies
1967			managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President	Since 2008	Vice President of Eaton Vance and BMR. Officer of 36 registered investment companies managed
1975			by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President	Since 2005	Vice President of Eaton Vance and BMR. Officer of 90 registered investment companies managed
1963			by Eaton Vance or BMR.

JOHN H. CROFT	Vice President	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
1962			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32 registered
1972			investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of 39 registered investment companies managed
1972			by Eaton Vance or BMR.

AAMER KHAN	Vice President	Since 2005	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
1960			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President	Since 2006	Vice President of Eaton Vance and BMR.	Officer of 54 registered investment companies managed
1962			by Eaton Vance or BMR.

JEFFREY A. RAWLINS	Vice President	Since 2009	Vice President of Eaton Vance and BMR.	Officer of 32 registered investment companies managed
1959			by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President	Since 2003	Vice President of Eaton Vance and BMR.	Officer of 62 registered investment companies managed
1954			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President	Since 2002	Vice President of Eaton Vance and BMR. Officer of 36 registered investment companies managed
1961			by Eaton Vance or BMR.

THOMAS SETO	Vice President	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
1962			(“Parametric”). Officer of 32 registered investment companies managed by Eaton Vance or BMR.

Term of Office and
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DAVID M. STEIN	Vice President	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered
1951			investment companies managed by Eaton Vance or BMR.

ERIC A. STEIN	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Originally joined Eaton Vance in July 2002. Prior to re-
1980			joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York
(2007-2008) and attended business school in Chicago, Illinois. Officer of 36 registered investment companies managed by Eaton Vance or BMR.

DAN R. STRELOW	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Officer of 32 registered investment companies managed
1959			by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of 39 registered investment companies managed
1949			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of 69 registered investment companies managed
1975			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR.	Officer of 177 registered investment companies
1957			managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR.	Officer of 177 registered investment companies
1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR.	Officer of 177 registered investment companies
1953			managed by Eaton Vance or BMR.

* Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2001.

March 16, 2011